Level 3 Retirement and Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2013
Retirement and Benefit Plans [Abstract]
Retirement and Benefit Plans [Table Text Block]
The following table presents the pension benefit costs:

	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(thousands)
Service cost	$671	$1,182	$1,342	$2,351
Interest cost	4,650	4,824	9,292	9,667
Expected return on plan assets	(4,916)	(4,847)	(9,782)	(9,691)
Amortization of actuarial loss	2,281	1,958	4,537	3,984
Amortization of prior service costs	22	42	45	83
Net periodic benefit cost	$2,708	$3,159	$5,434	$6,394